Schedule of property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Cost	$ 7,490,797	$ 6,906,448
Beginning balance	21,786,365
Ending balance	21,043,668	21,786,365
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation	19,264,346	19,828,888
Beginning balance	26,755,143	26,735,336
Additions	38,697	651,044
Ending balance	26,793,840	26,755,143
Disposal		(66,695)
Lease modifications		8,230
Revaluation		(910,055)
Exchange difference		337,283
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,968,778	4,242,053
Ending balance	5,750,172
Depreciation charge	781,394	1,501,809
Disposal		(51,713)
Revaluation		(723,371)
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost
Beginning balance	18,531,991
Ending balance	18,072,739
Leasehold land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation	19,264,346	19,828,888
Beginning balance	19,264,346	19,828,888
Additions
Ending balance	19,264,346	19,264,346
Disposal
Lease modifications		8,230
Revaluation		(910,055)
Exchange difference		337,283
Leasehold land and buildings [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	732,355	523,495
Ending balance	1,191,607
Depreciation charge	459,252	932,231
Disposal
Revaluation		(723,371)
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	4,960,307	4,385,903
Beginning balance	2,856,380
Ending balance	2,644,986
Property and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning balance	4,960,307	4,385,903
Additions	38,570	580,125
Ending balance	4,998,877	4,960,307
Disposal		(5,721)
Lease modifications
Revaluation
Exchange difference
Property and equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,103,927	1,689,985
Ending balance	2,353,891
Depreciation charge	249,964	416,516
Disposal		(2,574)
Revaluation
Machinery [member]
IfrsStatementLineItems [Line Items]
Cost	1,213,687	1,213,687
Beginning balance	238,885
Ending balance	189,950
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning balance	1,213,687	1,213,687
Additions
Ending balance	1,213,687	1,213,687
Disposal
Lease modifications
Revaluation
Exchange difference
Machinery [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	974,802	874,266
Ending balance	1,023,737
Depreciation charge	48,935	100,536
Disposal
Revaluation
Renovation [member]
IfrsStatementLineItems [Line Items]
Cost	490,239	487,229
Beginning balance	2,709
Ending balance	2,408
Renovation [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning balance	490,239	487,229
Additions		3,010
Ending balance	490,239	490,239
Disposal
Lease modifications
Revaluation
Exchange difference
Renovation [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	487,530	486,040
Ending balance	487,831
Depreciation charge	301	1,490
Disposal
Revaluation
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Cost	694,591	692,142
Beginning balance	151,442
Ending balance	129,255
Motor vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning balance	694,591	692,142
Additions		63,423
Ending balance	694,591	694,591
Disposal		(60,974)
Lease modifications
Revaluation
Exchange difference
Motor vehicles [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	543,149	545,593
Ending balance	565,336
Depreciation charge	22,187	46,695
Disposal		(49,139)
Revaluation
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	131,973	127,487
Beginning balance	4,958
Ending balance	4,330
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning balance	131,973	127,487
Additions	127	4,486
Ending balance	132,100	131,973
Disposal
Lease modifications
Revaluation
Exchange difference
Fixtures and fittings [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	127,015	122,674
Ending balance	127,770
Depreciation charge	$ 755	4,341
Disposal
Revaluation